Stock-Based Awards - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended	12 Months Ended			0 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jan. 01, 2015	Jun. 19, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of common stock in connection with employee stock purchase plan		$ 64
Unvested service-based stock options held by nonemployees	7,931	9,587
Aggregate intrinsic value of stock options exercised		323	38	6
Weighted average fair value of stock option granted		$ 6.55	$ 1.51	$ 0.87
Unrecognized stock-based compensation cost	14,065	4,342
Weighted average period of unrecognized stock-based compensation cost expected to be recognized	3 years 6 months	2 years 10 months 24 days
Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of common stock in connection with employee stock purchase plan,shares		5,395
2006 Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options exercise price, description	the exercise prices, vesting and other restrictions are determined at the discretion of the board of directors, or their committee if so delegated, except that the exercise price per share of stock options may not be less than 100% of the fair market value of the share of common stock on the date of grant and the term of stock options may not be greater than ten years.	the exercise prices, vesting and other restrictions are determined at the discretion of the board of directors, or their committee if so delegated, except that the exercise price per share of stock options may not be less than 100% of the fair market value of the share of common stock on the date of grant and the term of stock options may not be greater than ten years.
Minimum percentage of stock option exercise price at grant date fair value	100.00%	100.00%
Stock options expiration period	10 years	10 years
Stock options vesting period	4 years	4 years
2006 Stock Option Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options expiration period	10 years	10 years
2014 Stock Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares of common stock authorized for issuance						1,336,907
Number of shares of common stock authorized for issuance		1,292,522
Maximum annual increase in common stock reserved for future issuance					1,659,218
Additional shares of common stock, percentage					4.00%
2014 Stock Incentive Plan [Member] | Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares of common stock authorized for issuance						1,336,907
Number of shares of common stock authorized for issuance	1,501,730
Additional number of shares authorized for issuance					790,000
2014 Employee Stock Purchase Plan [Member] | Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares of common stock authorized for issuance		207,402				207,402
Number of shares of common stock authorized for issuance	227,007	202,007
Additional number of shares authorized for issuance					25,000
Additional number of shares of common stock , percentage					0.50%
Issuance of common stock in connection with employee stock purchase plan,shares		5,395
Issuance of common stock in connection with employee stock purchase plan		64
2014 Employee Stock Purchase Plan [Member] | Scenario, Forecast [Member] | Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Additional number of shares of common stock , percentage					0.50%
Restricted Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate intrinsic value of restricted stock award vested		$ 1,142	$ 278	$ 10